Related party transactions (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Related Party Transaction [Line Items]
Due to related parties	$ 57,632	$ 1,714,811
Yefang Zhang
Related Party Transaction [Line Items]
Due to related parties	0	1,714,811
FarmNet Limited
Related Party Transaction [Line Items]
Due to related parties	54,600	0
Zhejiang Tantech Bamboo Technology Co., Ltd.
Related Party Transaction [Line Items]
Due to related parties	$ 3,032	$ 0